UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23084

Series Portfolios Trust
(Exact name of Registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Ryan L. Roell, Principal Executive Officer

Series Portfolios Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Ave, 6th Fl

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1709

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2024

Date of reporting period: October 31, 2024

Item 1. Reports to Stockholders.

(a)

Equable Shares Hedged Equity Fund
Institutional Class | EQHEX
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Equable Shares Hedged Equity Fund for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.equableshares.com/funds. You can also request this information by contacting us at 1-888-898-2024.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$118	1.10%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the full fiscal year dated November 1st, 2023 – October 31st, 2024, the Equable Shares Hedged Equity Fund (the “Fund”) returned 14.35% while the S&P 500® Index increased 38.02%. The Fund maintains a long position in the SPDR S&P 500 ETF (“SPY”), an exchange traded fund (“ETF”) that tracks the S&P 500® Index. Simultaneously, the Fund writes call options against SPY on a fully hedged basis. The Fund also implements a partial put spread on the underlying SPY position to add additional protection.
The full fiscal year ending October 31st, 2024 started with the S&P 500® Index rising significantly from November to March, and again from May to September, while experiencing declines in April and October. During the first six months of the period, November through April, the S&P 500® Index returned 20.98% while the Fund returned 7.47%. During the second half of the full fiscal year, May through October, the S&P 500® Index increased 14.08% while the Fund returned 6.40%. In summary, the Fund performed as expected, as it delivered capped upside participation in rising markets and mitigated losses in negative markets.
Our primary goals are to reward long-term investors with market participation, income and risk mitigation in a range of market environments.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $100,000 chart reflects a hypothetical $100,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, such as management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $100,000)
Equable Shares Hedged Equity Fund	PAGE 1	TSR-AR-81752T692

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (05/31/2019)
Institutional Class (without sales charge)	14.35	7.16	7.80
S&P 500 TR	38.02	15.27	16.27
Visit https://www.equableshares.com/funds for more recent performance information.
Commencement date of the Fund was June 1, 2019.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$226,043,246
Number of Holdings	7
Net Advisory Fee	$1,450,489
Portfolio Turnover	26%
Visit https://www.equableshares.com/funds for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Top Issuers	(% of net assets)
SPDR S&P 500 ETF Trust	94.4%
Clearshares Ultra-Short Maturity ETF	1.3%

Security Type	(% of net assets)
Exchange Traded Funds	95.7%
Purchased Options	0.6%
Written Options	-3.9%
Cash & Other	7.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.equableshares.com/funds.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Teramo Advisors documents not be householded, please contact Teramo Advisors at 1-888-898-2024, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Teramo Advisors or your financial intermediary.
Equable Shares Hedged Equity Fund	PAGE 2	TSR-AR-81752T692

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

File: A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Debra McGinty-Poteet is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the past two fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning; including reviewing the Fund’s tax returns and distribution calculations. There were no “other services” provided by the principal accountant. For the fiscal years ended October 31, 2024 and October 31, 2023, the Fund’s principal accountant was Cohen & Company, Ltd. The following table details the aggregate fees billed or expected to be billed for the past two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 10/31/2024	FYE 10/31/2023
(a) Audit Fees	$15,500	$14,500
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$3,500	$3,500
(d) All Other Fees	$0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 10/31/2024	FYE 10/31/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two fiscal years.

Non-Audit Related Fees	FYE 10/31/2024	FYE 10/31/2023
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

(h) The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7(a) of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

EQUABLE SHARES HEDGED EQUITY FUND
INSTITUTIONAL CLASS EQHEX
(CLASS I)
Core Financial Statements
October 31, 2024
https://www.equableshares.com/

Equable Shares Hedged Equity Fund
Schedule of Investments
October 31, 2024

		Shares	Value
EXCHANGE TRADED FUNDS - 95.7%
Clearshares Ultra-Short Maturity ETF		30,000	$3,003,450
SPDR S&P 500 ETF Trust(a)(b)(d)		375,000	213,240,000
TOTAL EXCHANGE TRADED FUNDS (Cost $159,109,412)			216,243,450
	Notional Amount	Contracts(e)
PURCHASED OPTIONS - 0.6%(b)(c)
Put Options - 0.6%
SPDR S&P 500 ETF Trust Expiration: 12/20/2024; Exercise Price: $555.00	$85,296,000	1,500	1,410,750
TOTAL PURCHASED OPTIONS (Cost $1,019,003)			1,410,750
TOTAL INVESTMENTS - 96.3% (Cost $160,128,415)			217,654,200
Money Market Deposit Account - 8.9%(f)			20,130,330
Liabilities in Excess of Other Assets - (5.2)%			(11,741,284)
TOTAL NET ASSETS - 100.0%			$226,043,246

Percentages are stated as a percent of net assets.
ETF - Exchange Traded Fund
(a)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at https://www.sec.gov/.

(b)	Held in connection with written call option contracts. See Schedule of Written Options for further information.
(c)	Non-income producing security.
(d)	All or a portion of this security has been committed as collateral for open written option contracts. The total value of assets committed as collateral as of October 31, 2024, is $213,240,000.
(e)	100 shares per contract.
(f)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.63%.

The accompanying notes are an integral part of these financial statements.

1

Equable Shares Hedged Equity Fund
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts(a)	Value
WRITTEN OPTIONS(b)
Written Call Options
SPDR S&P 500 ETF Trust
Expiration: 12/20/2024; Exercise Price: $555.00	$(69,658,400)	(1,225)	$(3,331,387)
Expiration: 12/20/2024; Exercise Price: $565.00	(133,630,400)	(2,350)	(4,672,975)
Expiration: 12/20/2024; Exercise Price: $585.00	(9,951,200)	(175)	(142,188)
Total Written Call Options			(8,146,550)
Written Put Options
SPDR S&P 500 ETF Trust Expiration: 12/20/2024; Exercise Price: $525.00	(85,296,000)	(1,500)	(674,250)
TOTAL WRITTEN OPTIONS (Premiums received $7,976,169)			$(8,820,800)

Percentages are stated as a percent of net assets.
ETF - Exchange Traded Fund
(a)	100 shares per contract.
(b)	Non-income producing security.
The accompanying notes are an integral part of these financial statements.

2

Equable Shares Hedged Equity Fund
Statement of Assets and Liabilities
October 31, 2024

ASSETS:
Investments, at value	$217,654,200
Cash equivalents	20,130,330
Receivable for capital shares sold	227,478
Interest receivable	80,115
Receivable for investments sold	52,533
Prepaid expenses	11,521
Total assets	238,156,177
LIABILITIES:
Written option contracts, at value	8,820,800
Payable for investments purchased	2,875,967
Payable for capital shares redeemed	167,217
Payable to Adviser	148,414
Payable for fund administration and accounting fees	25,418
Payable for transfer agent fees	19,700
Payable for custodian fees	3,201
Payable for compliance fees	2,500
Accrued expenses and other liabilities	49,714
Total liabilities	12,112,931
NET ASSETS	$ 226,043,246
NET ASSETS CONSISTS OF:
Paid-in capital	$198,616,447
Total distributable earnings	27,426,799
Total net assets	$ 226,043,246
Institutional Class
Net assets	$226,043,246
Shares issued and outstanding(a)	16,330,607
Net asset value, redemption price and offering price per share	$13.84
COST:
Investments, at cost	$160,128,415
PROCEEDS:
Written options premiums received	$7,976,169

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

3

Equable Shares Hedged Equity Fund
STATEMENT OF OPERATIONS
For the Year Ended October 31, 2024

INVESTMENT INCOME:
Dividend income	$2,598,293
Interest income	642,785
Total investment income	3,241,078
EXPENSES:
Investment advisory fee (See Note 3)	1,416,026
Fund administration and accounting fees (See Note 3)	166,006
Transfer agent fees (See Note 3)	147,473
Sub-transfer agent fees – Institutional Class	130,573
Federal and state registration fees	44,845
Excise tax expense	34,407
Reports to shareholders	31,399
Trustees’ fees (See Note 3)	22,762
Audit fees	21,999
Custodian fees (See Note 3)	18,715
Legal fees	16,779
Compliance fees (See Note 3)	15,000
Insurance fees	8,997
Other expenses	1,809
Total expenses before recoupment/waiver	2,076,790
Adviser recoupment (See Note 3)	44,378
Less: waiver from investment adviser (Note 3)	(9,915)
Net expenses	2,111,253
Net investment income	1,129,825
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	11,564,384
Written option contracts expired or closed	(18,449,489)
Net realized loss	(6,885,105)
Net change in unrealized appreciation (depreciation) on:
Investments	35,122,345
Written option contracts	(5,062,527)
Net change in unrealized appreciation (depreciation)	30,059,818
Net realized and unrealized gain on investments	23,174,713
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$24,304,538

The accompanying notes are an integral part of these financial statements.

4

Equable Shares Hedged Equity Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended October 31,
	2024	2023
OPERATIONS:
Net investment income	$1,129,825	$1,065,683
Net realized loss	(6,885,105)	(587,083)
Net change in unrealized appreciation (depreciation) on investments and written option contracts	30,059,818	12,767,794
Net increase in net assets resulting from operations	24,304,538	13,246,394
DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings - Institutional Class (See Note 4)	(6,930,297)	(4,234,510)
CAPITAL SHARE TRANSACTIONS:
Subscriptions - Institutional Class	70,822,729	73,139,101
Reinvestments - Institutional Class	6,192,046	3,838,787
Redemptions - Institutional Class	(24,478,374)	(38,801,314)
Net increase in net assets from capital share transactions(1)	52,536,401	38,176,574
NET INCREASE IN NET ASSETS	69,910,642	47,188,458
NET ASSETS:
Beginning of the year	156,132,604	108,944,146
End of the year	$ 226,043,246	$156,132,604

(1)	A summary of capital share transactions is as follows:

SHARES TRANSACTIONS
Subscriptions - Institutional Class	5,282,400	5,937,704
Reinvestments - Institutional Class	469,866	316,097
Redemptions - Institutional Class	(1,832,381)	(3,124,277)
Total increase in shares outstanding	3,919,885	3,129,524

The accompanying notes are an integral part of these financial statements.

5

Equable Shares Hedged Equity Fund
FINANCIAL HIGHLIGHTS
Institutional Class
For a Fund share outstanding throughout the years.

	Year Ended October 31,
	2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of year	$12.58	$11.74	$12.44	$10.63	$10.63
INVESTMENT OPERATIONS:
Net investment income(a)(b)	0.08	0.10	0.03	0.01	0.04
Net realized and unrealized gain (loss) on investments(c)	1.69	1.13	(0.70)	1.84	0.01
Total from investment operations	1.77	1.23	(0.67)	1.85	0.05
LESS DISTRIBUTIONS FROM:
Net investment income	(0.17)	(0.12)	(0.03)	(0.04)	(0.05)
Net realized gains	(0.34)	(0.27)	—	—	—
Total distributions	(0.51)	(0.39)	(0.03)	(0.04)	(0.05)
Net asset value, end of year	$13.84	$12.58	$11.74	$12.44	$10.63
Total return	14.35%	10.62%	−5.35%	17.50%	0.43%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$226,043	$156,133	$108,944	$69,296	$51,182
Ratio of expenses to average net assets:
Before expense recoupment/waiver(d)	1.10%	1.13%	1.10%	1.25%	1.34%
After expense recoupment/waiver(d)	1.12%	1.15%(f)	1.20%	1.20%	1.20%
Ratio of expenses to average net assets, excluding tax expense:
Before expense recoupment/waiver(d)	1.08%	1.10%	1.10%	1.25%	1.34%
After expense recoupment/waiver(d)	1.10%	1.12%	1.20%	1.20%	1.20%
Ratio of net investment income to average net assets(d)	0.60%	0.77%	0.27%	0.11%	0.35%
Portfolio turnover rate(e)	26%	10%(g)	77%	25%(g)	106%(h)

(a)	Net investment income per share has been calculated based on average shares outstanding during the year.
(b)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(d)
These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(e)
The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments and short-term options). The denominator includes the average fair value of long positions throughout the year.

(f)	Prior to April 1, 2023, the annual expense limitation was 1.20% of the average daily net assets. Thereafter it was 1.10%.
(g)	The change in portfolio turnover is related to the trade activity executed during the Fund’s fiscal year.
(h)	The change in portfolio turnover relates to the Fund executing its investment strategy over the course of the full annual year.
The accompanying notes are an integral part of these financial statements.

6

EQUABLE SHARES HEDGED EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2024
1. ORGANIZATION
Series Portfolios Trust (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated July 27, 2015. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Equable Shares Hedged Equity Fund (the “Fund”) is a non-diversified series with its own investment objectives and policies within the Trust. The primary investment objective of the Fund is to seek income and capital preservation. The Fund commenced operations on June 1, 2019. The Fund’s investment adviser, Teramo Advisors, LLC (the “Adviser”) is responsible for providing management oversight, investment advisory services, day-to- day management of the Fund’s assets, as well as compliance, sales, marketing, and operations services to the Fund. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) Topic 946, Financial Services – Investment Companies. The Fund does not hold itself out as related to any other series of the Trust for purposes of investment and investor services, nor does it share the same investment adviser with any other series of the Trust.
The Fund offers one share class, Institutional Class. Institutional Class shares have no front-end sales load, no deferred sales charge, and no redemption fee. Institutional Class shares are not subject to a distribution or shareholder servicing fees.
The Fund may issue an unlimited number of shares of beneficial interest, with no par value.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).
A.
Investment Valuation – The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund. Equity securities, including common stocks, preferred stocks, and real estate investment trusts (“REITS”) that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchanged traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (including money market funds), other than exchange traded funds, are valued at their reported net asset values (“NAV”). To the extent these securities are valued at their NAV per share, they are categorized in Level 1 of the fair value hierarchy.
Exchange traded funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange traded fund does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Exchange traded options and Flexible Exchange® options (“FLEX Options”) are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is principally traded. If the composite mean price is not available, models such as Black-Scholes can be used to value the options. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. These securities are categorized in Level 2 of the fair value hierarchy.

7

EQUABLE SHARES HEDGED EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2024(Continued)
Fixed income securities, including short-term debt instruments having a maturity less than 60 days, are valued at the evaluated mean price supplied by an approved independent third-party pricing service (“Pricing Service”). These securities are categorized in Level 2 of the fair value hierarchy.
The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the year and expanded disclosure of valuation Levels for major security types. These inputs are summarized in the three broad Levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s securities by Level within the fair value hierarchy as of October 31, 2024:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$216,243,450	$—	$ —	$216,243,450
Purchased Options	—	1,410,750	—	1,410,750
Total Investments	$216,243,450	$1,410,750	$—	$217,654,200
Liabilities:
Investments:
Written Options	$—	$(8,820,800)	$—	$(8,820,800)
Total Investments	$—	$(8,820,800)	$—	$(8,820,800)

As of the year ended October 31, 2024, the Fund did not hold any Level 3 securities, nor were there any transfers into or out of Level 3. Refer to the Fund's Schedule of Investments for further information on the classification of investments.

8

EQUABLE SHARES HEDGED EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2024(Continued)
B.
Cash Equivalents – Idle cash may be swept into various overnight demand deposits and classified as Cash Equivalents on the Statement of Assets and Liabilities. The Fund maintains cash in a bank deposit account which, at times, may exceed the United States federally insured limit. Amounts swept overnight are available on the next business day. Any temporary cash overdrafts by the Fund are reported as a payable to the custodian.

C.
Written Option Contracts – The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes (sells) put or call options for hedging purposes, volatility management purposes, or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently priced daily to reflect the current value of the option written. Refer to Note 2 A. for a pricing description. By writing an option, the Fund may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. These contracts may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities. Refer to Note 2 M. for further derivative disclosures and Note 2 J. for further counterparty risk disclosure.

When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes gains or losses if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized appreciation or depreciation on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the premium originally received decreases the cost basis of the security and the Fund realizes gains or losses from the sale of the underlying security. When a written put option is exercised, the cost of the security acquired is decreased by the premium received for the put.
D.
Purchased Option Contracts – The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund will purchase call or put options. In connection with the Fund’s written option contracts, the Fund will simultaneously use options on ETFs. When the Fund purchases an option contract, an amount equal to the premiums paid is included in the Statement of Assets and Liabilities as Investments at value, and is subsequently priced daily to reflect the value of the purchased option contract. Refer to Note 2 A. for a pricing description. Refer to Note 2 M. for further derivative disclosures and Note 2 J. for further counterparty risk disclosure. When option contracts expire or are closed, realized gains or losses are recognized without regard to any unrealized appreciation or depreciation on the underlying securities that may be held by the Fund. If the Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, the premium paid for the put option increases the cost of the underlying security and a gain or loss is realized from the sale of the underlying security.

E.
Flex Options – FLEX Options are customized option contracts available through the Cboe that are guaranteed for settlement by The Options Clearing Corporation (“OCC” or the “Clearinghouse”). FLEX Options provide investors with the ability to customize exercise prices and expiration dates, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. The Fund bears the risk that the Clearinghouse will be unable or unwilling to perform its obligations under the FLEX Options contracts.

F.
Guarantees and Indemnifications – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

G.
Security Transactions, Income and Expenses – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income and expense is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance

9

EQUABLE SHARES HEDGED EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2024(Continued)
with the Fund’s understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities. Interest income is accounted for on the accrual basis and includes amortization of premiums and accretion of discounts on the effective interest method.
H.
Allocation, Expenses – Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

I.
Share Valuation – The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on days which the New York Stock Exchange (“NYSE”) is closed for trading.

J.
Counterparty Risk – The Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor its obligations. The Adviser considers the credit worthiness of each counterparty to a contract in evaluating potential credit risk. Written options contracts sold on an exchange do not expose the Fund to counterparty risk; the exchange’s clearinghouse guarantees the options against counterparty nonperformance. Over-the-counter options counterparty risk includes the risk of loss of the full amount of any net unrealized appreciation.

K.
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

L.
Statement of Cash Flows – Pursuant to the Cash Flows Topic of the Codification, the Fund qualifies for an exemption from the requirement to provide a statement of cash flows and has elected not to provide a statement of cash flows.

M.
Derivatives – The Fund may utilize derivative instruments such as options and other instruments with similar characteristics to the extent that they are consistent with the Fund’s respective investment objectives and limitations. The use of these instruments may involve additional investment risks, including the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities. Derivatives also may create leverage which will amplify the effect of their performance on the Fund and may produce significant losses. Refer to Note 6 for further derivative disclosure.

The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Fund’s Statement of Assets and Liabilities and Statement of Operations. For the year ended October 31, 2024, the Fund’s average derivative volume is described below:

	Average Quantity	Average Notional Amount
Purchased Option Contracts	1,250	$65,857,000
Written Option Contracts	4,754	$249,446,938

Statement of Assets and Liabilities
Fair values of derivative instruments as of October 31, 2024:

	Statement of Assets and Liabilities Location	Fair Value
		Assets	Liabilities
Purchased Option Contracts: Equity	Investments, at value	$1,410,750	$—
Written Option Contracts: Equity	Written option contracts, at value	—	8,820,800
Total fair values of derivative instruments		$1,410,750	$8,820,800

10

EQUABLE SHARES HEDGED EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2024(Continued)
Statement of Operations
The effect of derivative instruments on the Statement of Operations for the year ended October 31, 2024:

	Net Realized Loss on Derivatives
Derivatives	Purchased Option Contracts*	Written Option Contracts	Total
Equity Contracts	$(4,691,867)	$(18,449,489)	$(23,141,356)
Total	$(4,691,867)	$(18,449,489)	$(23,141,356)

	Net Change in Unrealized Appreciation (Depreciation) on Derivatives
Derivatives	Purchased Option Contracts**	Written Option Contracts	Total
Equity Contracts	$59,674	$(5,062,527)	$(5,002,853)
Total	$59,674	$(5,062,527)	$(5,002,853)

*	The amounts disclosed are included in the realized gain (loss) on investments.
**	The amounts disclosed are included in the change in unrealized appreciation (depreciation) on investments.
3.	RELATED PARTY TRANSACTIONS
The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund. Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee in accordance with the breakpoint annual advisory fee schedule below based on the average daily net assets of the Fund:

AUM Range (in millions)	Management Fee
Less than $250	0.75%
Between $250 and $500	0.70%
Greater than $500	0.65%

The Fund’s Adviser has contractually agreed to reduce its management fees and/or absorb expenses of the Fund to ensure that total annual operating expenses after fee waiver and/or expense reimbursement (excluding any acquired fund fees and expenses, front-end or contingent deferred loads, dividends and interest on short positions, taxes, interest, brokerage fees (including commissions, mark-ups and mark-downs) and other transactional expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.10% of the Fund’s average daily net asset value. The Adviser may request recoupment of previously waived fees and reimbursed Fund expenses from the Fund for three years from the date they were waived or reimbursed, provided that, after payment of the recoupment, the Total Annual Fund Operating Expenses do not exceed the lesser of the Expense Cap: (i) in effect at the time of the waiver or reimbursement; or (ii) in effect at the time of recoupment. The Operating Expenses Limitation Agreement is intended to be continual in nature and cannot be terminated within one year after the effective date of the Fund’s prospectus and subject thereafter to termination at any time upon 60 days written notice and approval by the Board or the Adviser, with consent of the Board. During the year ended October 31, 2024, the Adviser recouped previously waived expenses of $44,378.
Waived fees and reimbursed expenses subject to potential recovery within the year of expiration are as follows:

Expiration	Amount
October 2026	$1,070
February 2027 to April 2027	$9,915

11

EQUABLE SHARES HEDGED EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2024(Continued)
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) acts as the Fund’s Administrator, transfer agent, and fund accountant. U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Fund. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Board; monitors the activities of the Fund’s custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals. The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator. A trustee of the Trust is an officer of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums. Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the year ended October 31, 2024 are disclosed in the Statement of Operations.
Quasar Distributors, LLC is the Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the Adviser, Fund Services, or its affiliated companies.
4. TAX FOOTNOTE
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required. Situations may arise where the Adviser may choose not to fully distribute all of the Fund’s net taxable income or realized gains to shareholders and an excise tax provision maybe required. As of, and during the year ended October 31, 2024, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority and did not have liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. The Fund is not subject to examination by U.S. tax authorities for the tax years prior to the year ended October 31, 2021.
At October 31, 2024, the components of distributable earnings and cost of investments, on a tax basis, were as follows:

Tax Cost of Investments*	$152,663,517
Gross unrealized appreciation	57,946,714
Gross unrealized depreciation	(1,776,831)
Net unrealized appreciation**	56,169,883
Undistributed ordinary income	—
Undistributed long-term capital gains	4,234,055
Other accumulated losses***	(32,977,139)
Total distributable earnings	$27,426,799

*	Tax cost of investments differs from book cost of investments due to wash sales.
**	Net unrealized appreciation is inclusive of unrealized depreciation on the Fund’s written option positions.
***	Other accumulated losses value includes $32,977,139 of straddle loss deferrals.
As of October 31, 2024, the Fund did not have any capital loss carryovers. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. For the taxable year ended October 31, 2024, the Fund had no deferred qualified late year losses. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively.
Distributions to Shareholders – The Fund intends to pay dividends from net investment income at least quarterly, and to distribute all net realized gains at least annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These

12

EQUABLE SHARES HEDGED EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2024(Continued)
differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund. For the year ended October 31, 2024, the following table shows the reclassifications made due to use of equalization by the Fund:

Distributable Earnings	Paid-In Capital
$(140,897)	140,897

The tax character of distributions paid for the year ended October 31, 2024 and the year ended October 31, 2023 were as follows:

	Ordinary Income*	Long-Term Capital Gain	Total Distributions Paid
October 31, 2024	$5,519,819	$1,410,478	$6,930,297
October 31, 2023	4,234,510	—	4,234,510

* For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income.
5. INVESTMENT TRANSACTIONS
The aggregate purchases and sales, excluding short-term investments, by the Fund for the year ended October 31, 2024, were as follows:

	Purchases	Sales
U.S. Government Securities	$—	$—
Other Securities	67,320,994	48,473,222

6. OFFSETTING ASSETS AND LIABILITIES
During the ordinary course of business, the Fund may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows the Fund to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreement. As of October 31, 2024, the Fund did not enter into any netting agreements which would require any portfolio securities to be netted.

	Gross Amounts of Recognized Assets/ Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Gross Amounts not Offset in the Statement of Assets and Liabilities
				Financial Instruments*	Collateral Received/ Pledged	Net Amount
Liabilities:
Description
Written Option Contracts**	$8,820,800	$ —	$8,820,800	$8,820,800	$ —	$ —
	$8,820,800	$—	$8,820,800	$8,820,800	$—	$—

*	Offset with underlying exchange traded fund held long. See Schedule of Investments for more details.
**	Marex Capital Markets, Inc. is the prime broker for all written option contracts held by the Fund as of October 31, 2024.

13

EQUABLE SHARES HEDGED EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2024(Continued)
7. BENEFICIAL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of October 31, 2024, National Financial Services, LLC, for the benefit of its customers, owned 31.93% of the outstanding shares of the Fund. Shareholders with a controlling interest could affect the outcome of proxy voting or direction of management of the Fund.
8. SUBSEQUENT EVENTS
Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued and has determined there were no additional items that required recognition or disclosure.

14

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of Equable Shares Hedged Equity Fund and
Board of Trustees of Series Portfolios Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedules of investments and written options, of Equable Shares Hedged Equity Fund (the “Fund”), a series of Series Portfolios Trust, as of October 31, 2024 , the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31,2024 , the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Fund’s auditor since 2018.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
December 23, 2024

15

EQUABLE SHARES HEDGED EQUITY FUND
Board Consideration of Investment Advisory Agreement
October 31, 2024
Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board” or the “Trustees”) of Series Portfolios Trust (the “Trust”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and who are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine annually whether to approve the continuation of the Trust’s investment advisory agreements.
At a meeting held on July 24-25, 2024 (the “Meeting”), the Board, including the Independent Trustees, considered and approved the continuance of the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Equable Shares Hedged Equity Fund (the “Fund”), and Teramo Advisors, LLC (“Teramo”), for an additional one-year term. At the Meeting, the Board considered the factors and reached the conclusions described below in reviewing and approving Teramo to continue serving as the Fund’s investment adviser for another year.
In connection with the annual review process and in advance of the Meeting, Teramo provided information to the Board in response to requests submitted to it by U.S. Bank Global Fund Services (“Fund Services”), the Fund’s administrator, on behalf of the Board, to facilitate the Board’s evaluation of the terms of the Advisory Agreement. The information furnished by Teramo included materials describing, among other matters: (i) the nature, extent, and quality of the services provided by Teramo, including Teramo’s portfolio manager and other personnel, and the investment practices and techniques used by Teramo in managing the Fund; (ii) the historical investment performance of the Fund; (iii) the management fees payable by the Fund to Teramo and the Fund’s total operating expenses compared with those of a peer group of registered funds; (iv) the financial condition of Teramo; (v) the costs of the services provided and Teramo’s profitability with respect to managing the Fund; (vi) the extent to which any economies of scale realized by Teramo in connection with its services to the Fund are shared with Fund shareholders; and (vii) other ancillary or “fall- out” benefits Teramo and/or its affiliates, if any, may receive based on Teramo’s relationship with the Fund. In addition to the Meeting, the Board met on June 20, 2024, with Fund Services and counsel to the Independent Trustees to discuss the materials that had been furnished by Teramo in response to the information requests. The Board also considered information furnished to the Board at its meetings periodically over the course of the year. At these meetings, representatives of Teramo furnished quarterly reports and other information to the Board regarding the performance of the Fund, the services provided to the Fund by Teramo, Teramo’s personnel and business operations, marketing and distribution activity for the Fund, and compliance and operational matters related to the Fund and Teramo. The Board also considered the presentation by representatives of Teramo received at the Meeting.
In considering and approving the Advisory Agreement for another year, the Board considered the information it deemed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge and experience gained over time through previous interactions with Teramo in overseeing the Fund. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors. The Independent Trustees were assisted in their evaluation of the Advisory Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Teramo, Fund Services and the Interested Trustee. The following summarizes a number of relevant, but not necessarily all, factors considered by the Board in approving the continuation of the Advisory Agreement.
NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE FUND
The Board considered the nature, extent and quality of services provided to the Fund by Teramo under the Advisory Agreement. The Board considered, among other things, the terms of the Advisory Agreement and the range of services provided by Teramo. The Board received and considered information regarding, among other things, the qualifications, background, tenure and responsibilities of the portfolio manager who is primarily responsible for the day-to-day portfolio management of the Fund. The Board also received and considered information about Teramo’s investment process and investment strategy for the Fund, Teramo’s approach to security selection, Teramo’s investment research capabilities and resources, and the overall positioning of the Fund’s portfolio. The Board also considered Teramo’s trade execution capabilities and experience. The Board noted that Teramo had been managing the Fund’s portfolio since its inception. In addition, the Board considered the quality of Teramo’s communications with the Board and Fund Services and responsiveness to inquiries and requests made from time to time with respect to the Fund.

16

EQUABLE SHARES HEDGED EQUITY FUND
Board Consideration of Investment Advisory Agreement
October 31, 2024(Continued)
The Board evaluated the ability of Teramo, based on attributes such as its financial condition, resources and reputation, to attract and retain qualified investment professionals to service the Fund. The Board further considered Teramo’s compliance program and its compliance record since the inception of the Fund, including past reports from the Trust’s Chief Compliance Officer (“CCO”) regarding the CCO’s review of Teramo’s compliance program. The Board also considered the entrepreneurial and other risks assumed by Teramo in connection with the services provided to the Fund.
Based on these considerations, the Board concluded, within the context of its full deliberations, that Teramo is capable of continuing to provide services of the nature, extent and quality contemplated by the terms of the Advisory Agreement.
INVESTMENT PERFORMANCE
The Board considered the Fund’s investment performance. In this regard, the Board reviewed the performance of the Fund as of June 30, 2024, as compared to its benchmark index, the S&P 500 Index, noting the Fund underperformed the index for the year-to-date, one-year, three-year, five-year and since- inception periods. Additionally, the Board considered the Fund’s investment performance as compared to a universe of peer funds compiled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, based on Morningstar fund classifications (the “Performance Universe”). The Trustees considered that the performance data provided by Broadridge included, among other things, performance comparisons for the one-year, two-year, three-year and four-year periods ended April 30, 2024. The Trustees noted that the Fund’s Institutional Class shares outperformed the Performance Universe median and average for the three-year and four-year periods ended April 30, 2024, but underperformed the Performance Universe median and average for the one-year period. The Trustees then noted that, for the two-year period, the Fund’s Institutional Class shares outperformed the Performance Universe average but underperformed the Performance Universe median. The Board noted that while it found the comparative data provided by Broadridge generally useful in evaluating the Fund’s performance, the Board recognized the limitations of such data, including that notable differences may exist between the Fund and its peers. Additionally, at the Board’s request, Teramo identified the funds it considered to be the Fund’s top competitors and/or peers (the “Selected Peer Group”) and provided the Selected Peer Group’s performance results. The Board also considered that, in connection with its meetings held during the course of the prior year, the Board received and considered reports regarding the Fund’s performance over various time periods and Teramo’s analysis of the Fund’s performance for these time periods.
Based on these considerations, the Board concluded that the performance results achieved by Teramo for the Fund were satisfactory given market conditions. The Board further concluded that it continued to have confidence in Teramo’s overall capabilities to manage the Fund.
FEES AND EXPENSES
The Board reviewed and considered the contractual investment management fee rate payable by the Fund to Teramo for investment management services (the “Management Fee Rate”). Among other information reviewed by the Board was a comparison of the Management Fee Rate of the Fund with those of a group of peer funds (the “Expense Group”), as determined by Broadridge, based on Morningstar fund classifications. The Board noted that the Management Fee Rate was lower than the Expense Group average and median. The Board noted that Teramo reported that it does not serve as an investment adviser or sub- adviser to registered funds other than the Fund. The Board received and considered information regarding the Fund’s gross and net total operating expense ratio and its various components, including management fees, transfer agency fees, custodian fees and other non-management fees, as well as the Fund’s fee waiver and expense reimbursement arrangements. The Board noted that Teramo had entered into an expense limitation agreement (the “Expense Limitation Agreement”) to limit the total annual fund operating expenses of the Fund (excluding Rule 12b-1 fees, shareholder servicing fees, redemption fees, swap fees and expenses, dividends and interest on short positions, taxes, leverage interest, brokerage fees (including commissions, mark-ups and mark-downs), annual account fees for margin accounts, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation). The Board considered the net operating expense ratio in comparison to the average and median of the Expense Group. The Board noted the Fund’s net expense ratio was higher than the median and average of the Expense Group.

17

EQUABLE SHARES HEDGED EQUITY FUND
Board Consideration of Investment Advisory Agreement
October 31, 2024(Continued)
The Board received a description of the methodology and screening criteria used by Broadridge to determine the registered funds and share classes in the Expense Group. While the Board recognized that comparisons between the Fund and Expense Group may be imprecise, the comparative, independently selected information provided by Broadridge assisted the Board in evaluating the reasonableness of the Fund’s Management Fee Rate and net expense ratio. Additionally, the Board received and considered information comparing the Fund’s Management Fee Rate and net expense ratio to the Fund’s Selected Peer Group.
Based on these considerations, the Board concluded that the Management Fee Rate was reasonable in light of the services covered by the Advisory Agreement and that the expense structure of the Fund supported the continuation of the Advisory Agreement.
PROFITABILITY AND ECONOMIES OF SCALE
The Board requested and received a report on Teramo’s revenue and expenses resulting from services provided to the Fund pursuant to the Advisory Agreement for the twelve months ended March 31, 2024. The Board noted information regarding the extent to which Teramo has subsidized the Fund’s operations since inception pursuant to the Expense Limitation Agreement and whether it has recouped those subsidies. The Board further noted information about the profitability to Teramo from its advisory relationship with the Fund for the twelve months ended March 31, 2024. The Board received and considered a description of the expense allocation methodology used by Teramo in calculating profitability in connection with the continuation of the Advisory Agreement. The Board also considered Teramo’s financial resources and information regarding Teramo’s commitment with respect to the Fund and its ability and financial wherewithal to support its management of the Fund and obligations under the Advisory Agreement and Expense Limitation Agreement.
With respect to economies of scale, the Board considered information regarding the extent to which economies of scale may be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of the Fund’s shareholders. The Board reviewed the Fund’s operating history and changes in the Fund’s asset levels since it commenced operations. The Board then considered information regarding whether and the extent to which economies of scale may be realized as the Fund’s assets grow and whether the Fund’s fee structure reflects these economies of scale for the benefit of shareholders, noting that the Management Fee Rate contained breakpoints, which reduce fee rates as the Fund’s assets grow over time. The Board recognized that, if the Fund’s assets grow beyond the highest breakpoint level, the Fund will continue to benefit from economies of scale because additional assets are charged the lowest breakpoint fee resulting in a lower effective management fee rate. The Board considered that the Expense Limitation Agreement limits costs to shareholders and provides another means of sharing potential economies of scale with the Fund’s shareholders. The Board noted that it would continue to monitor any future growth in the Fund’s assets and the appropriateness of additional management fee breakpoints or other methods to share benefits from economies of scale as part of its future annual review of the Advisory Agreement.
ANCILLARY BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUND
The Board received and considered information regarding ancillary or “fall-out” benefits to Teramo and/or its affiliates, if any, as a result of Teramo’s relationship with the Fund. Ancillary benefits could include, among others, benefits attributable to research credits generated by Fund portfolio transactions. In this regard, the Board considered that Teramo confirmed it had not benefited firm-wide from research credits generated by Fund portfolio transactions since the Fund’s inception. Ancillary benefits could also include benefits potentially derived from an increase in Teramo’s business as a result of its relationship with the Fund (such as the ability to market to shareholders other potential financial products and services offered by Teramo, or to operate other products and services that follow investment strategies similar to those of the Fund). Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that ancillary benefits received by Teramo and/or its affiliates, if any, were unreasonable.
CONCLUSIONS
In considering the renewal of the Advisory Agreement, the Trustees did not identify any one factor as all- important, but rather considered these factors collectively in light of the Fund’s surrounding circumstances. Based on its deliberations and its evaluation of the information and factors described above, among others, the Board unanimously approved the Advisory Agreement for an additional one-year term.

18

EQUABLE SHARES HEDGED EQUITY FUND
ADDITIONAL INFORMATION
as of OCTOBER 31, 2024 (UNAUDITED)
AVAILABILITY OF FUND PORTFOLIO INFORMATION
The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT, which is available on the SEC’s website at https://www.sec.gov/. The Fund’s Part F of Form N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, the Fund’s Part F of Form N-PORT is available without charge upon request by calling 1-888-898-2024.
AVAILABILITY OF PROXY VOTING INFORMATION
A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-888-898-2024. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended October 31, is available (1) without charge, upon request, by calling 1-888-898-2024, or on the SEC’s website at https://www.sec.gov/.
QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION
For the year ended October 31, 2024, certain dividends paid by the Fund may be reported as qualified dividend income (QDI) and may be eligible for taxation at capital gain rates. The percentage of dividends declared from ordinary income designated as qualified dividend income was 41.20% for the Fund.
For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended October 31, 2024 was 37.91% for the Fund.
The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871 (k)(2)(c) was 79.53% for the Fund.

19

INVESTMENT ADVISER
Teramo Advisors, LLC
9132 Strada Place, Suite 103
Naples, FL 34108
DISTRIBUTOR
Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101
CUSTODIAN
U.S. Bank N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212
ADMINISTRATOR, FUND ACCOUNTANT AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202
LEGAL COUNSEL
Kirkland & Ellis LLP
1301 Pennsylvania Avenue, N.W.
Washington, DC 20004
This report should be accompanied or preceded by a prospectus.
The Fund’s Statement of Additional Information contains information about the
Fund’s trustees and is available without charge upon request by calling 1-888-898-2024.

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Statement of Operations under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Board Consideration of Investment Advisory Agreement under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Series Portfolios Trust

By (Signature and Title)	/s/ Ryan L. Roell
Ryan L. Roell, Principal Executive Officer
Date	1/7/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Ryan L. Roell
Ryan L. Roell, Principal Executive Officer
Date	1/7/2025

By (Signature and Title)	/s/ Douglas Schafer
Douglas Schafer, Principal Financial Officer
Date	1/7/2025